Commitments - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Contingent liabilities and commitments	€ 244,855	€ 218,728
Contingent liabilities	44,472	43,296
Financial assets pledged	100,392	105,944
Voya Financial Inc
Disclosure of contingent liabilities [line items]
Contingent liabilities and commitments	196	219
– Guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities	29,242	26,908
Irrevocable payment commitments | Single Resolution Fund
Disclosure of contingent liabilities [line items]
Contingent liabilities	346	346
Additions to contingent liabilities	0	0
Called from contingent liabilities	0	0
Irrevocable payment commitments | Deposit Guarantee Scheme
Disclosure of contingent liabilities [line items]
Contingent liabilities	322	309
Additions to contingent liabilities	13	35
Called from contingent liabilities	0	0
Financial assets pledged	€ 336	€ 336